Provisions - Schedule of Reconciliation of Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 45.6	$ 37.0
Additional provisions recognized	27.3	25.2
Reductions resulting from settlement	(21.6)	(12.6)
Release of provisions	(1.2)	(3.0)
Other	(0.3)	(1.0)
Provisions, ending balance	49.8	45.6
Warranty
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	26.4	19.4
Additional provisions recognized	10.0	13.2
Reductions resulting from settlement	(7.2)	(6.2)
Release of provisions	0.0	0.0
Other	0.0	0.0
Provisions, ending balance	29.2	26.4
Sales returns
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	13.7	10.7
Additional provisions recognized	15.1	8.5
Reductions resulting from settlement	(14.4)	(4.7)
Release of provisions	(1.2)	0.0
Other	(0.3)	(0.8)
Provisions, ending balance	12.9	13.7
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	5.5	3.9
Additional provisions recognized	2.2	1.8
Reductions resulting from settlement	0.0	0.0
Release of provisions	0.0	0.0
Other	0.0	(0.2)
Provisions, ending balance	7.7	5.5
Others
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	0.0	3.0
Additional provisions recognized	0.0	1.7
Reductions resulting from settlement	0.0	(1.7)
Release of provisions	0.0	(3.0)
Other	0.0	0.0
Provisions, ending balance	$ 0.0	$ 0.0